UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                     -------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (954) 527-7500
                                                            --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  12/31/06
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

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                                                     DECEMBER 31, 2006
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      ANNUAL REPORT AND SHAREHOLDER LETTER                      GLOBAL
--------------------------------------------------------------------------------

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                                                       THIS DOCUMENT
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           GLOBAL OPPORTUNITIES TRUST
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
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                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Annual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                               36.7%
Asia                                                 28.2%
North America                                        25.0%
Latin America                                         2.5%
Australia & New Zealand                               1.1%
Middle East & Africa                                  0.3%
Short-Term Investments & Other Net Assets             6.2%

We are pleased to bring you Templeton Global Opportunities Trust's annual report for the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A posted a cumulative total return of +27.87% for the 12 months under review. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted a +21.53% total return for the same period. 1 Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

The global economy grew in 2006, although gross domestic product growth slowed in the U.S. while it accelerated in Europe. The economic drivers remained consistent over the past four years: strong corporate and consumer demand, reasonably low inflation, a tight or improving labor market, and a relatively moderate interest rate environment, despite recent interest rate hikes by many of the world's central banks. However, the economy also faced head-winds from elevated energy prices, higher global interest rates and a weaker U.S. housing market. These factors dampened investor confidence mid-year, when many equity markets declined before rebounding later in the year.

1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                               Annual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities as of 12/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
U.S.                                                                     22.0%
--------------------------------------------------------------------------------
U.K.                                                                     10.8%
--------------------------------------------------------------------------------
China                                                                     9.5%
--------------------------------------------------------------------------------
France                                                                    6.1%
--------------------------------------------------------------------------------
Japan                                                                     6.0%
--------------------------------------------------------------------------------
South Korea                                                               5.8%
--------------------------------------------------------------------------------
Switzerland                                                               4.1%
--------------------------------------------------------------------------------
Germany                                                                   3.9%
--------------------------------------------------------------------------------
Spain                                                                     3.6%
--------------------------------------------------------------------------------
Netherlands                                                               3.1%
--------------------------------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 12/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               9.1%
--------------------------------------------------------------------------------
Commercial Banks                                                          8.3%
--------------------------------------------------------------------------------
Pharmaceuticals                                                           7.4%
--------------------------------------------------------------------------------
Insurance                                                                 7.0%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                    6.1%
--------------------------------------------------------------------------------
Media                                                                     5.1%
--------------------------------------------------------------------------------
Software                                                                  4.7%
--------------------------------------------------------------------------------
Electric Utilities                                                        3.5%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                          2.7%
--------------------------------------------------------------------------------
Aerospace & Defense                                                       2.4%
--------------------------------------------------------------------------------

Despite such challenges, global economic activity was healthy. Strong global liquidity -- whether petrodollars, corporate cash, private equity, household savings or central banks' reserves -- continued to search for a home. Largely as a result, bond yield spreads over U.S. Treasuries narrowed, and equity and commodity markets rose in the latter part of the year. The shift from risk aversion to risk tolerance was concurrent with the U.S. Federal Reserve Board's decisions since June to hold the federal funds target rate at 5.25%, as well as with lower oil prices in the second half of the year.

Narrowing corporate credit spreads globally reflected greater risk tolerance, while abundant cash supplies in the capital markets contributed to record global merger and acquisition activity in 2006. The total value of deals announced as a result of hostile takeovers, private equity buyouts and broad corporate consolidation was $3.8 trillion. 2 This figure surpassed the $3.4 trillion mark set in 2000. 2 Announced deals from private equity alone reached a record $700 billion, more than double the record set in 2005 and 20 times greater than a decade ago. 3

With this economic backdrop, the non-U.S. equity markets -- including emerging markets that remained a major magnet for global fund flows -- led global equity markets to end 2006 on a strong note, and all major regions delivered double-digit total returns for the year. Stock market indexes in the U.S. and most European countries reached six-year highs in the fourth quarter, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

2. Source: "Can M&A's 'Best of Times' Get Better?," THE WALL STREET JOURNAL, 1/2/07.

3. Source: "TPG tops buy-out league with $101bn," THE WALL STREET JOURNAL, 12/27/06.


4 | Annual Report

MANAGER'S DISCUSSION

An overweighted allocation versus the benchmark MSCI AC World Index in Asia had a strong positive influence on the Fund's results in 2006. Within Asia, at period-end the Fund had a weighting of 9.5% of total net assets in Chinese securities relative to the index's 0.6%. Overall, the Chinese stock market rose almost 83% in 2006 according to the MSCI China Index. 4 During the fiscal year, the Fund benefited from its holdings in China Resources Power Holdings, which operates large, coal-fired power plants throughout China, including some of its wealthiest provinces. The company performed well in 2006 as China's continued economic growth stimulated power demand. China Resources Power also successfully increased output while at the same time increasing the on-grid tariffs for power from its plants. By sector, an overweighting versus the MSCI AC World Index in utilities positively contributed to the Fund's performance. 5 Our holdings in European utilities stocks also continued to perform strongly due to higher energy prices and consolidations achieved through merger and acquisition activity.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2006, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investment primarily in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Although the Fund outperformed its benchmark, there were a few detractors from our overall performance during the year. For example, our position in China's (Hong Kong) TCL Multimedia Technology Holdings, the world's number one television manufacturer, hindered results. TCL's difficulties stemmed mainly from its European operations, which deteriorated in 2006. However, a restructuring plan was announced toward period-end.

4. Source: Standard & Poor's Micropal. The MSCI China Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in China. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

5. The utilities sector comprises electric utilities, independent power producers and energy traders, and multi-utilities in the SOI.

TOP 10 EQUITY HOLDINGS
12/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
China Resources Power Holdings Co. Ltd.                                   2.2%
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS, CHINA
--------------------------------------------------------------------------------
Royal Dutch Shell PLC, A & B                                              1.8%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd., H, ord. & 144A                             1.7%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, L, ADR                                      1.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES, MEXICO
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                         1.6%
   SOFTWARE, JAPAN
--------------------------------------------------------------------------------
UBS AG                                                                    1.5%
   CAPITAL MARKETS, SWITZERLAND
--------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                          1.5%
   COMMERCIAL BANKS, U.K.
--------------------------------------------------------------------------------
E.ON AG                                                                   1.4%
   ELECTRIC UTILITIES, GERMANY
--------------------------------------------------------------------------------
Total SA, B                                                               1.4%
   OIL, GAS & CONSUMABLE FUELS, FRANCE
--------------------------------------------------------------------------------
Sanofi-Aventis                                                            1.4%
   PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------


                                                               Annual Report | 5

By country, our overweighted allocation versus the benchmark index in South Korea had a negative impact on the Fund's relative performance, despite a positive overall total return for the portfolio's South Korean stocks. By sector, an underweighting in financials, especially in the banking industry, detracted from our relative performance, as financials stocks outperformed the overall benchmark index. 6

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Guang Yang

                          Guang Yang, CFA
                          Portfolio Manager
                          Templeton Global Opportunities Trust

6. The financials sector comprises banks, insurance, real estate and diversified financials in the SOI.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 12/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: TEGOX)                                    CHANGE          12/31/06       12/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$3.66            $20.49         $16.83
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.1615
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0661
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7496
--------------------------------------------------------------------------------------------------
      TOTAL                                $0.9772
--------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                      CHANGE          12/31/06       12/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$3.59            $20.28         $16.69
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.0321
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0661
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7496
--------------------------------------------------------------------------------------------------
      TOTAL                                $0.8478
--------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: TEGPX)                                    CHANGE          12/31/06       12/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$3.58            $20.21         $16.63
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.0312
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0661
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7496
--------------------------------------------------------------------------------------------------
      TOTAL                                $0.8469
--------------------------------------------------------------------------------------------------


                                                             Annual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------
CLASS A                                   1-YEAR           5-YEAR                  10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 +27.87%          +79.51%                 +129.10%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +20.49%          +11.10%                   +8.00%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $12,049          $16,924                  $21,595
------------------------------------------------------------------------------------------------
CLASS B                                   1-YEAR           5-YEAR             INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 +26.89%          +72.87%                  +90.48%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +22.89%          +11.31%                   +8.39%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $12,289          $17,087                  $19,048
------------------------------------------------------------------------------------------------
CLASS C                                   1-YEAR           5-YEAR                  10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 +26.86%          +72.87%                 +112.90%
------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +25.86%          +11.57%                   +7.85%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $12,586          $17,287                  $21,290
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date        Templeton Global Opportunities Trust     MSCI AC World Index 4
   ----        ------------------------------------     ---------------------
1/1/1997                    $ 9,426                            $10,000
1/31/1997                   $ 9,819                            $10,168
2/28/1997                   $ 9,969                            $10,306
3/31/1997                   $ 9,916                            $10,100
4/30/1997                   $10,101                            $10,425
5/31/1997                   $10,700                            $11,047
6/30/1997                   $11,089                            $11,612
7/31/1997                   $11,616                            $12,137
8/31/1997                   $11,109                            $11,285
9/30/1997                   $11,945                            $11,887
10/31/1997                  $10,990                            $11,179
11/30/1997                  $10,852                            $11,350
12/31/1997                  $10,796                            $11,500
1/31/1998                   $10,528                            $11,753
2/28/1998                   $11,085                            $12,557
3/31/1998                   $11,622                            $13,092
4/30/1998                   $11,752                            $13,215
5/31/1998                   $11,349                            $12,964
6/30/1998                   $11,285                            $13,198
7/31/1998                   $11,421                            $13,202
8/31/1998                   $ 9,597                            $11,353
9/30/1998                   $ 9,518                            $11,578
10/31/1998                  $10,121                            $12,636
11/30/1998                  $10,660                            $13,403
12/31/1998                  $10,731                            $14,025
1/31/1999                   $10,657                            $14,312
2/28/1999                   $10,379                            $13,952
3/31/1999                   $11,076                            $14,580
4/30/1999                   $11,849                            $15,210
5/31/1999                   $11,341                            $14,672
6/30/1999                   $11,849                            $15,403
7/31/1999                   $11,712                            $15,340
8/31/1999                   $11,584                            $15,322
9/30/1999                   $11,387                            $15,156
10/31/1999                  $11,720                            $15,924
11/30/1999                  $12,432                            $16,419
12/31/1999                  $13,646                            $17,787
1/31/2000                   $12,945                            $16,827
2/29/2000                   $13,296                            $16,884
3/31/2000                   $13,819                            $17,994
4/30/2000                   $13,190                            $17,187
5/31/2000                   $13,397                            $16,741
6/30/2000                   $14,068                            $17,308
7/31/2000                   $13,922                            $16,800
8/31/2000                   $14,223                            $17,322
9/30/2000                   $13,543                            $16,371
10/31/2000                  $13,233                            $16,051
11/30/2000                  $12,932                            $15,056
12/31/2000                  $13,216                            $15,308
1/31/2001                   $13,351                            $15,695
2/28/2001                   $12,945                            $14,374
3/31/2001                   $12,122                            $13,407
4/30/2001                   $12,748                            $14,383
5/31/2001                   $12,703                            $14,223
6/30/2001                   $12,521                            $13,787
7/31/2001                   $12,358                            $13,570
8/31/2001                   $12,131                            $12,946
9/30/2001                   $11,087                            $11,764
10/31/2001                  $11,314                            $12,014
11/30/2001                  $11,949                            $12,752
12/31/2001                  $12,030                            $12,872
1/31/2002                   $11,628                            $12,519
2/28/2002                   $11,519                            $12,427
3/31/2002                   $12,121                            $12,989
4/30/2002                   $11,819                            $12,577
5/31/2002                   $12,020                            $12,595
6/30/2002                   $11,198                            $11,826
7/31/2002                   $10,302                            $10,835
8/31/2002                   $10,229                            $10,863
9/30/2002                   $ 8,839                            $ 9,671
10/31/2002                  $ 9,333                            $10,383
11/30/2002                  $ 9,954                            $10,951
12/31/2002                  $ 9,408                            $10,429
1/31/2003                   $ 9,187                            $10,125
2/28/2003                   $ 8,781                            $ 9,947
3/31/2003                   $ 8,532                            $ 9,910
4/30/2003                   $ 9,439                            $10,795
5/31/2003                   $10,207                            $11,423
6/30/2003                   $10,401                            $11,642
7/31/2003                   $10,660                            $11,901
8/31/2003                   $11,077                            $12,183
9/30/2003                   $11,068                            $12,261
10/31/2003                  $11,715                            $13,005
11/30/2003                  $11,947                            $13,204
12/31/2003                  $12,865                            $14,041
1/31/2004                   $13,256                            $14,282
2/29/2004                   $13,619                            $14,545
3/31/2004                   $13,425                            $14,468
4/30/2004                   $13,089                            $14,136
5/31/2004                   $13,164                            $14,255
6/30/2004                   $13,388                            $14,543
7/31/2004                   $12,847                            $14,082
8/31/2004                   $12,959                            $14,173
9/30/2004                   $13,332                            $14,472
10/31/2004                  $13,612                            $14,829
11/30/2004                  $14,461                            $15,644
12/31/2004                  $14,994                            $16,253
1/31/2005                   $14,736                            $15,912
2/28/2005                   $15,339                            $16,471
3/31/2005                   $14,946                            $16,116
4/30/2005                   $14,629                            $15,770
5/31/2005                   $14,850                            $16,076
6/30/2005                   $15,147                            $16,246
7/31/2005                   $15,693                            $16,851
8/31/2005                   $15,799                            $16,986
9/30/2005                   $16,403                            $17,502
10/31/2005                  $15,722                            $17,034
11/30/2005                  $16,259                            $17,663
12/31/2005                  $16,888                            $18,102
1/31/2006                   $17,892                            $18,997
2/28/2006                   $17,952                            $18,977
3/31/2006                   $18,360                            $19,384
4/30/2006                   $19,051                            $20,039
5/31/2006                   $18,319                            $19,266
6/30/2006                   $18,329                            $19,266
7/31/2006                   $18,634                            $19,402
8/31/2006                   $19,061                            $19,915
9/30/2006                   $19,396                            $20,152
10/31/2006                  $20,159                            $20,912
11/30/2006                  $20,738                            $21,513
12/31/2006                  $21,595                            $21,999

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                     12/31/06
------------------------------------
1-Year                       +20.49%
------------------------------------
5-Year                       +11.10%
------------------------------------
10-Year                       +8.00%
------------------------------------

CLASS B (1/1/99-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date        Templeton Global Opportunities Trust     MSCI AC World Index 4
   ----        ------------------------------------     ---------------------
1/1/1999                    $10,000                            $10,000
1/31/1999                   $ 9,925                            $10,204
2/28/1999                   $ 9,658                            $ 9,948
3/31/1999                   $10,301                            $10,395
4/30/1999                   $11,014                            $10,844
5/31/1999                   $10,534                            $10,461
6/30/1999                   $11,000                            $10,982
7/31/1999                   $10,866                            $10,937
8/31/1999                   $10,746                            $10,924
9/30/1999                   $10,548                            $10,806
10/31/1999                  $10,852                            $11,354
11/30/1999                  $11,509                            $11,706
12/31/1999                  $12,631                            $12,682
1/31/2000                   $11,979                            $11,998
2/29/2000                   $12,327                            $12,038
3/31/2000                   $12,812                            $12,830
4/30/2000                   $12,220                            $12,254
5/31/2000                   $12,412                            $11,936
6/30/2000                   $13,020                            $12,341
7/31/2000                   $12,884                            $11,978
8/31/2000                   $13,149                            $12,351
9/30/2000                   $12,516                            $11,672
10/31/2000                  $12,220                            $11,444
11/30/2000                  $11,939                            $10,735
12/31/2000                  $12,190                            $10,914
1/31/2001                   $12,307                            $11,190
2/28/2001                   $11,923                            $10,249
3/31/2001                   $11,161                            $ 9,559
4/30/2001                   $11,733                            $10,255
5/31/2001                   $11,682                            $10,141
6/30/2001                   $11,506                            $ 9,830
7/31/2001                   $11,354                            $ 9,675
8/31/2001                   $11,136                            $ 9,230
9/30/2001                   $10,178                            $ 8,387
10/31/2001                  $10,371                            $ 8,566
11/30/2001                  $10,943                            $ 9,092
12/31/2001                  $11,018                            $ 9,178
1/31/2002                   $10,640                            $ 8,926
2/28/2002                   $10,539                            $ 8,861
3/31/2002                   $11,076                            $ 9,261
4/30/2002                   $10,790                            $ 8,967
5/31/2002                   $10,967                            $ 8,980
6/30/2002                   $10,218                            $ 8,432
7/31/2002                   $ 9,393                            $ 7,725
8/31/2002                   $ 9,317                            $ 7,745
9/30/2002                   $ 8,046                            $ 6,895
10/31/2002                  $ 8,492                            $ 7,403
11/30/2002                  $ 9,048                            $ 7,808
12/31/2002                  $ 8,553                            $ 7,436
1/31/2003                   $ 8,342                            $ 7,219
2/28/2003                   $ 7,971                            $ 7,092
3/31/2003                   $ 7,743                            $ 7,065
4/30/2003                   $ 8,555                            $ 7,696
5/31/2003                   $ 9,248                            $ 8,144
6/30/2003                   $ 9,417                            $ 8,301
7/31/2003                   $ 9,645                            $ 8,485
8/31/2003                   $10,017                            $ 8,686
9/30/2003                   $10,000                            $ 8,742
10/31/2003                  $10,583                            $ 9,272
11/30/2003                  $10,786                            $ 9,414
12/31/2003                  $11,606                            $10,011
1/31/2004                   $11,944                            $10,183
2/29/2004                   $12,274                            $10,371
3/31/2004                   $12,089                            $10,315
4/30/2004                   $11,776                            $10,079
5/31/2004                   $11,835                            $10,164
6/30/2004                   $12,030                            $10,369
7/31/2004                   $11,538                            $10,040
8/31/2004                   $11,632                            $10,105
9/30/2004                   $11,954                            $10,318
10/31/2004                  $12,208                            $10,573
11/30/2004                  $12,953                            $11,154
12/31/2004                  $13,427                            $11,588
1/31/2005                   $13,185                            $11,345
2/28/2005                   $13,712                            $11,743
3/31/2005                   $13,357                            $11,490
4/30/2005                   $13,071                            $11,244
5/31/2005                   $13,262                            $11,462
6/30/2005                   $13,513                            $11,583
7/31/2005                   $13,997                            $12,014
8/31/2005                   $14,075                            $12,111
9/30/2005                   $14,603                            $12,479
10/31/2005                  $13,988                            $12,145
11/30/2005                  $14,456                            $12,594
12/31/2005                  $15,011                            $12,906
1/31/2006                   $15,892                            $13,545
2/28/2006                   $15,937                            $13,530
3/31/2006                   $16,294                            $13,821
4/30/2006                   $16,886                            $14,288
5/31/2006                   $16,230                            $13,736
6/30/2006                   $16,230                            $13,736
7/31/2006                   $16,485                            $13,833
8/31/2006                   $16,850                            $14,199
9/30/2006                   $17,141                            $14,368
10/31/2006                  $17,806                            $14,910
11/30/2006                  $18,308                            $15,339
12/31/2006                  $19,048                            $15,685

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS B                     12/31/06
------------------------------------
1-Year                       +22.89%
------------------------------------
5-Year                       +11.31%
------------------------------------
Since Inception (1/1/99)      +8.39%
------------------------------------


                                                             Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS C                     12/31/06
------------------------------------
1-Year                       +25.86%
------------------------------------
5-Year                       +11.57%
------------------------------------
10-Year                       +7.85%
------------------------------------

CLASS C (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   Date        Templeton Global Opportunities Trust     MSCI AC World Index 4
   ----        ------------------------------------     ---------------------
1/1/1997                    $10,000                            $10,000
1/31/1997                   $10,413                            $10,168
2/28/1997                   $10,566                            $10,306
3/31/1997                   $10,502                            $10,100
4/30/1997                   $10,692                            $10,425
5/31/1997                   $11,326                            $11,047
6/30/1997                   $11,734                            $11,612
7/31/1997                   $12,283                            $12,137
8/31/1997                   $11,734                            $11,285
9/30/1997                   $12,614                            $11,887
10/31/1997                  $11,600                            $11,179
11/30/1997                  $11,445                            $11,350
12/31/1997                  $11,374                            $11,500
1/31/1998                   $11,082                            $11,753
2/28/1998                   $11,667                            $12,557
3/31/1998                   $12,223                            $13,092
4/30/1998                   $12,353                            $13,215
5/31/1998                   $11,925                            $12,964
6/30/1998                   $11,848                            $13,198
7/31/1998                   $11,986                            $13,202
8/31/1998                   $10,060                            $11,353
9/30/1998                   $ 9,976                            $11,578
10/31/1998                  $10,602                            $12,636
11/30/1998                  $11,160                            $13,403
12/31/1998                  $11,227                            $14,025
1/31/1999                   $11,142                            $14,312
2/28/1999                   $10,840                            $13,952
3/31/1999                   $11,568                            $14,580
4/30/1999                   $12,368                            $15,210
5/31/1999                   $11,832                            $14,672
6/30/1999                   $12,352                            $15,403
7/31/1999                   $12,200                            $15,340
8/31/1999                   $12,064                            $15,322
9/30/1999                   $11,848                            $15,156
10/31/1999                  $12,184                            $15,924
11/30/1999                  $12,920                            $16,419
12/31/1999                  $14,178                            $17,787
1/31/2000                   $13,442                            $16,827
2/29/2000                   $13,793                            $16,884
3/31/2000                   $14,332                            $17,994
4/30/2000                   $13,672                            $17,187
5/31/2000                   $13,889                            $16,741
6/30/2000                   $14,567                            $17,308
7/31/2000                   $14,404                            $16,800
8/31/2000                   $14,711                            $17,322
9/30/2000                   $13,997                            $16,371
10/31/2000                  $13,663                            $16,051
11/30/2000                  $13,356                            $15,056
12/31/2000                  $13,635                            $15,308
1/31/2001                   $13,758                            $15,695
2/28/2001                   $13,334                            $14,374
3/31/2001                   $12,477                            $13,407
4/30/2001                   $13,120                            $14,383
5/31/2001                   $13,063                            $14,223
6/30/2001                   $12,874                            $13,787
7/31/2001                   $12,694                            $13,570
8/31/2001                   $12,458                            $12,946
9/30/2001                   $11,379                            $11,764
10/31/2001                  $11,597                            $12,014
11/30/2001                  $12,240                            $12,752
12/31/2001                  $12,316                            $12,872
1/31/2002                   $11,899                            $12,519
2/28/2002                   $11,786                            $12,427
3/31/2002                   $12,391                            $12,989
4/30/2002                   $12,070                            $12,577
5/31/2002                   $12,268                            $12,595
6/30/2002                   $11,427                            $11,826
7/31/2002                   $10,509                            $10,835
8/31/2002                   $10,424                            $10,863
9/30/2002                   $ 8,996                            $ 9,671
10/31/2002                  $ 9,497                            $10,383
11/30/2002                  $10,121                            $10,951
12/31/2002                  $ 9,566                            $10,429
1/31/2003                   $ 9,329                            $10,125
2/28/2003                   $ 8,913                            $ 9,947
3/31/2003                   $ 8,658                            $ 9,910
4/30/2003                   $ 9,569                            $10,795
5/31/2003                   $10,338                            $11,423
6/30/2003                   $10,537                            $11,642
7/31/2003                   $10,784                            $11,901
8/31/2003                   $11,202                            $12,183
9/30/2003                   $11,183                            $12,261
10/31/2003                  $11,828                            $13,005
11/30/2003                  $12,056                            $13,204
12/31/2003                  $12,970                            $14,041
1/31/2004                   $13,359                            $14,282
2/29/2004                   $13,720                            $14,545
3/31/2004                   $13,513                            $14,468
4/30/2004                   $13,170                            $14,136
5/31/2004                   $13,237                            $14,255
6/30/2004                   $13,455                            $14,543
7/31/2004                   $12,904                            $14,082
8/31/2004                   $13,009                            $14,173
9/30/2004                   $13,370                            $14,472
10/31/2004                  $13,646                            $14,829
11/30/2004                  $14,482                            $15,644
12/31/2004                  $15,012                            $16,253
1/31/2005                   $14,740                            $15,912
2/28/2005                   $15,332                            $16,471
3/31/2005                   $14,933                            $16,116
4/30/2005                   $14,613                            $15,770
5/31/2005                   $14,827                            $16,076
6/30/2005                   $15,108                            $16,246
7/31/2005                   $15,642                            $16,851
8/31/2005                   $15,739                            $16,986
9/30/2005                   $16,331                            $17,502
10/31/2005                  $15,642                            $17,034
11/30/2005                  $16,166                            $17,663
12/31/2005                  $16,782                            $18,102
1/31/2006                   $17,771                            $18,997
2/28/2006                   $17,811                            $18,977
3/31/2006                   $18,211                            $19,384
4/30/2006                   $18,875                            $20,039
5/31/2006                   $18,149                            $19,266
6/30/2006                   $18,139                            $19,266
7/31/2006                   $18,436                            $19,402
8/31/2006                   $18,845                            $19,915
9/30/2006                   $19,172                            $20,152
10/31/2006                  $19,908                            $20,912
11/30/2006                  $20,471                            $21,513
12/31/2006                  $21,290                            $21,999

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


10 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                           VALUE 7/1/06        VALUE 12/31/06     PERIOD* 7/1/06-12/31/06
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,178.20               $ 7.85
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,018.00               $ 7.27
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,173.60               $11.83
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,014.32               $10.97
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,173.70               $11.89
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,014.27               $11.02
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.43%; B: 2.16%; and C: 2.17%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Annual Report

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                   --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
CLASS A                                                2006          2005          2004         2003         2002
                                                   --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  16.83      $  15.65      $  13.81     $  10.20     $  13.18
                                                   --------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................       0.16          0.19          0.17         0.11         0.11
   Net realized and unrealized gains (losses) ..       4.48          1.78          2.10         3.62        (2.98)
                                                   --------------------------------------------------------------
Total from investment operations ...............       4.64          1.97          2.27         3.73        (2.87)
                                                   --------------------------------------------------------------
Less distributions from:

   Net investment income .......................      (0.16)        (0.19)        (0.18)       (0.12)       (0.11)
   Net realized gains ..........................      (0.82)        (0.60)        (0.25)          --           --
                                                   --------------------------------------------------------------
Total distributions ............................      (0.98)        (0.79)        (0.43)       (0.12)       (0.11)
                                                   --------------------------------------------------------------
Redemption fees ................................         -- d          -- d          -- d         -- d         --
                                                   --------------------------------------------------------------
Net asset value, end of year ...................   $  20.49      $  16.83      $  15.65     $  13.81     $  10.20
                                                   ==============================================================

Total return c .................................      27.87%        12.63%        16.55%       36.74%      (21.79)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $522,313      $378,507      $374,648     $369,776     $304,913
Ratios to average net assets:
   Expenses ....................................       1.40% e       1.38% e       1.42% e      1.50%        1.46%
   Net investment income .......................       0.85%         1.20%         1.17%        0.97%        0.94%
Portfolio turnover rate ........................       9.54%        10.24%        10.35%       21.47%       26.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Templeton Global Opportunities Trust

                                                   --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
CLASS B                                                2006          2005          2004         2003         2002
                                                   --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  16.69      $  15.53      $  13.72     $  10.15     $  13.11
                                                   --------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................       0.02          0.08          0.07         0.02         0.02
   Net realized and unrealized gains (losses) ..       4.42          1.75          2.07         3.59        (2.95)
                                                   --------------------------------------------------------------
Total from investment operations ...............       4.44          1.83          2.14         3.61        (2.93)
                                                   --------------------------------------------------------------
Less distributions from:
   Net investment income .......................      (0.03)        (0.07)        (0.08)       (0.04)       (0.03)
   Net realized gains ..........................      (0.82)        (0.60)        (0.25)          --           --
                                                   --------------------------------------------------------------
Total distributions ............................      (0.85)        (0.67)        (0.33)       (0.04)       (0.03)
                                                   --------------------------------------------------------------
Redemption fees ................................         -- d          -- d          -- d         -- d         --
                                                   --------------------------------------------------------------
Net asset value, end of year ...................   $  20.28      $  16.69      $  15.53     $  13.72     $  10.15
                                                   ==============================================================
Total return c .................................      26.89%        11.80%        15.69%       35.70%      (22.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $  2,873      $  2,069      $  1,958     $  1,215     $    903
Ratios to average net assets:
   Expenses ....................................       2.14% e       2.13% e       2.17% e      2.24%        2.20%
   Net investment income .......................       0.11%         0.45%         0.42%        0.23%        0.20%
Portfolio turnover rate ........................       9.54%        10.24%        10.35%       21.47%       26.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Global Opportunities Trust

                                                   --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
CLASS C                                                2006          2005          2004         2003         2002
                                                   --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  16.63      $  15.48      $  13.66     $  10.11     $  13.02
                                                   --------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................       0.02          0.07          0.06         0.02         0.02
   Net realized and unrealized gains (losses) ..       4.41          1.75          2.08         3.56        (2.93)
                                                   --------------------------------------------------------------
Total from investment operations ...............       4.43          1.82          2.14         3.58        (2.91)
                                                   --------------------------------------------------------------
Less distributions from:

   Net investment income .......................      (0.03)        (0.07)        (0.07)       (0.03)          -- f
   Net realized gains ..........................      (0.82)        (0.60)        (0.25)          --           --
                                                   --------------------------------------------------------------
Total distributions ............................      (0.85)        (0.67)        (0.32)       (0.03)          --
                                                   --------------------------------------------------------------
Redemption fees ................................         -- d          -- d          -- d         -- d         --
                                                   --------------------------------------------------------------
Net asset value, end of year ...................   $  20.21      $  16.63      $  15.48     $  13.66     $  10.11
                                                   ==============================================================
Total return c .................................      26.86%        11.79%        15.74%       35.58%      (22.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................    $26,755      $ 19,127      $ 18,252     $ 17,009     $ 14,117
Ratios to average net assets:
   Expenses ....................................       2.15% e       2.13% e       2.17% e      2.25%        2.21%
   Net investment income .......................       0.10%         0.45%         0.42%        0.22%        0.19%
Portfolio turnover rate ........................       9.54%        10.24%        10.35%       21.47%       26.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Actual distribution from net investment per share was $0.0031.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.8%
    COMMON STOCKS 93.3%
    AUSTRALIA 0.5%
    Alumina Ltd. .....................................                Metals & Mining                      583,600    $  2,920,799
                                                                                                                      ------------
    BELGIUM 0.5%
    Agfa Gevaert NV ..................................          Leisure Equipment & Products                86,400       2,208,053
  a Agfa Gevaert NV, 144A ............................          Leisure Equipment & Products                21,900         559,680
                                                                                                                      ------------
                                                                                                                         2,767,733
                                                                                                                      ------------
    BERMUDA 1.9%
    ACE Ltd. .........................................                   Insurance                          94,225       5,707,208
    XL Capital Ltd., A ...............................                   Insurance                          69,790       5,026,276
                                                                                                                      ------------
                                                                                                                        10,733,484
                                                                                                                      ------------
    CANADA 1.1%
    Alcan Inc. .......................................                Metals & Mining                       62,180       3,029,891
    Domtar Inc. ......................................            Paper & Forest Products                  383,450       3,241,349
                                                                                                                      ------------
                                                                                                                         6,271,240
                                                                                                                      ------------
    CHINA 9.5%
    BYD Co. Ltd., H ..................................              Electrical Equipment                 1,097,000       4,202,336
a,b China Coal Energy Co., 144A ......................          Oil, Gas & Consumable Fuels                394,000         255,773
    China Life Insurance Co. Ltd., H .................                   Insurance                       1,515,000       5,170,648
    China Mobile Ltd. ................................      Wireless Telecommunication Services            700,500       6,051,252
  b China Pharmaceutical Group Ltd. ..................                Pharmaceuticals                   25,503,000       3,606,217
    China Resources Power Holdings Co. Ltd. ..........  Independent Power Producers & Energy Traders     7,960,000      12,012,932
    China Shenhua Energy Co. Ltd., H .................          Oil, Gas & Consumable Fuels              2,294,500       5,521,560
  a China Shenhua Energy Co. Ltd., 144A ..............          Oil, Gas & Consumable Fuels              1,569,000       3,775,693
    China Telecom Corp. Ltd., H ......................     Diversified Telecommunication Services        5,324,000       2,915,516
    PetroChina Co. Ltd., H ...........................          Oil, Gas & Consumable Fuels              1,770,000       2,507,395
    Shanghai Electric Group Co. Ltd. .................              Electrical Equipment                 7,501,000       3,153,078
  b TCL Communication Technology Holdings Ltd. .......            Communications Equipment               4,897,186         157,382
  b TCL Multimedia Technology Holdings Ltd. ..........               Household Durables                  5,668,000         400,738
    Weiqiao Textile Co. Ltd., H ......................        Textiles, Apparel & Luxury Goods           2,234,500       3,010,298
                                                                                                                      ------------
                                                                                                                        52,740,818
                                                                                                                      ------------
    FRANCE 6.1%
    AXA SA ...........................................                   Insurance                         102,318       4,142,440
    Electricite de France ............................               Electric Utilities                     48,870       3,560,998
    France Telecom SA ................................     Diversified Telecommunication Services          100,330       2,774,631
    Sanofi-Aventis ...................................                Pharmaceuticals                       83,866       7,743,976
    Suez SA ..........................................                Multi-Utilities                      110,374       5,715,779
    Total SA, B ......................................          Oil, Gas & Consumable Fuels                107,908       7,784,562
    Valeo SA .........................................                Auto Components                       48,623       2,023,746
                                                                                                                      ------------
                                                                                                                        33,746,132
                                                                                                                      ------------
    GERMANY 3.9%
    Bayerische Motoren Werke AG ......................                  Automobiles                         42,010       2,417,851
    Celesio AG .......................................        Health Care Providers & Services              98,600       5,246,626
    Deutsche Post AG .................................            Air Freight & Logistics                  131,260       3,967,877
    E.ON AG ..........................................               Electric Utilities                     57,480       7,837,281
    Siemens AG, ADR ..................................            Industrial Conglomerates                  22,680       2,235,114
                                                                                                                      ------------
                                                                                                                        21,704,749
                                                                                                                      ------------


16 | Annual Report

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GUERNSEY ISLANDS 0.4%
  a KKR Private Equity Investors LP, 144A ............         Diversified Financial Services               88,000    $  2,010,800
                                                                                                                      ------------
    HONG KONG 1.9%
    Cheung Kong (Holdings) Ltd. ......................                   Real Estate                       512,000       6,301,974
a,b China Communications Services Corp. Ltd., 144A ...     Diversified Telecommunication Services          396,000         226,020
  b CK Life Sciences International (Holdings) Inc. ...                  Biotechnology                       30,409           2,814
    Hutchison Whampoa Ltd., ADR ......................            Industrial Conglomerates                  26,100       1,326,112
    MTR Corp. Ltd. ...................................                   Road & Rail                       449,500       1,130,229
    Swire Pacific Ltd., A ............................                   Real Estate                       145,000       1,557,336
                                                                                                                      ------------
                                                                                                                        10,544,485
                                                                                                                      ------------
    INDIA 1.6%
    Hindustan Petroleum Corp. Ltd. ...................           Oil, Gas & Consumable Fuels               275,410       1,738,052
    Satyam Computer Services Ltd. ....................                   IT Services                       663,800       7,282,013
                                                                                                                      ------------
                                                                                                                         9,020,065
                                                                                                                      ------------
    ISRAEL 0.3%
  b Check Point Software Technologies Ltd. ...........                    Software                          76,200       1,670,304
                                                                                                                      ------------
    ITALY 2.1%
    Eni SpA ..........................................           Oil, Gas & Consumable Fuels               184,151       6,193,895
    Mediaset SpA .....................................                      Media                          222,360       2,638,802
    UniCredito Italiano SpA ..........................                Commercial Banks                     292,930       2,567,570
                                                                                                                      ------------
                                                                                                                        11,400,267
                                                                                                                      ------------
    JAPAN 6.0%
    East Japan Railway Co. ...........................                   Road & Rail                           447       2,985,382
    Hitachi Ltd. .....................................       Electronic Equipment & Instruments            466,000       2,904,793
    Komatsu Ltd. .....................................                    Machinery                        141,000       2,860,629
    Mabuchi Motor Co. Ltd. ...........................       Electronic Equipment & Instruments             31,600       1,879,514
    NEC Corp. ........................................             Computers & Peripherals                 175,000         836,519
    Nintendo Co. Ltd. ................................                    Software                          33,200       8,618,305
    Nippon Telegraph & Telephone Corp. ...............     Diversified Telecommunication Services              400       1,969,169
    Nomura Holdings Inc. .............................                 Capital Markets                     213,300       4,022,838
    Olympus Corp. ....................................        Health Care Equipment & Supplies              88,300       2,774,327
    Sompo Japan Insurance Inc. .......................                    Insurance                         44,000         537,825
    Sony Corp. .......................................               Household Durables                     82,800       3,547,528
                                                                                                                      ------------
                                                                                                                        32,936,829
                                                                                                                      ------------
    MEXICO 2.0%
    Kimberly Clark de Mexico SA de CV, A .............               Household Products                    445,600       2,058,313
    Telefonos de Mexico SA de CV, L, ADR .............     Diversified Telecommunication Services          311,040       8,789,990
                                                                                                                      ------------
                                                                                                                        10,848,303
                                                                                                                      ------------
    NETHERLANDS 3.1%
    Akzo Nobel NV ....................................                    Chemicals                         80,250       4,895,210
    ING Groep NV .....................................         Diversified Financial Services              132,300       5,866,245
    Koninklijke Philips Electronics NV ...............               Household Durables                    163,503       6,166,324
                                                                                                                      ------------
                                                                                                                        16,927,779
                                                                                                                      ------------
    NEW ZEALAND 0.6%
    Fisher & Paykel Healthcare Corp. Ltd. ............        Health Care Equipment & Supplies           1,166,850       3,501,667
                                                                                                                      ------------


                                                              Annual Report | 17

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SINGAPORE 0.6%
    DBS Group Holdings Ltd. ..........................                Commercial Banks                     215,000    $  3,168,672
                                                                                                                      ------------
    SOUTH KOREA 5.8%
    Bank of Pusan ....................................                Commercial Banks                     217,610       2,714,275
    Daegu Bank Co. Ltd. ..............................                Commercial Banks                     175,690       3,003,732
    Hana Financial Group Inc. ........................                Commercial Banks                      47,257       2,484,804
    Kookmin Bank .....................................                Commercial Banks                      73,720       5,937,235
  b Korea Electric Power Corp., ADR ..................               Electric Utilities                    234,530       5,326,176
  b KT Corp., ADR ....................................     Diversified Telecommunication Services          165,185       4,187,440
    Samsung Electronics Co. Ltd. .....................    Semiconductors & Semiconductor Equipment           8,630       5,688,376
    SK Telecom Co. Ltd., ADR .........................       Wireless Telecommunication Services            92,600       2,452,048
                                                                                                                      ------------
                                                                                                                        31,794,086
                                                                                                                      ------------
    SPAIN 3.6%
    Banco Santander Central Hispano SA ...............                Commercial Banks                     322,500       6,019,626
    Iberdrola SA, Br. ................................               Electric Utilities                     59,626       2,606,852
    Repsol YPF SA ....................................           Oil, Gas & Consumable Fuels               161,820       5,596,595
    Telefonica SA ....................................     Diversified Telecommunication Services          259,975       5,532,061
                                                                                                                      ------------
                                                                                                                        19,755,134
                                                                                                                      ------------
    SWEDEN 2.1%
    Atlas Copco AB, A ................................                    Machinery                        145,480       4,883,874
    Nordea Bank AB ...................................                Commercial Banks                     236,730       3,645,349
    Securitas AB, B ..................................         Commercial Services & Supplies              140,800       2,183,559
  b Securitas Direct AB, B ...........................          Diversified Consumer Services              140,800         445,960
  b Securitas Systems AB .............................         Commercial Services & Supplies              140,800         569,267
                                                                                                                      ------------
                                                                                                                        11,728,009
                                                                                                                      ------------
    SWITZERLAND 4.1%
    Lonza Group AG ...................................                    Chemicals                         41,300       3,568,906
    Nestle SA ........................................                  Food Products                        8,740       3,105,675
    Swiss Reinsurance Co. ............................                    Insurance                         87,098       7,404,992
    UBS AG ...........................................                 Capital Markets                     138,000       8,386,114
                                                                                                                      ------------
                                                                                                                        22,465,687
                                                                                                                      ------------
    TAIWAN 0.8%
    Chunghwa Telecom Co. Ltd., ADR ...................     Diversified Telecommunication Services          114,342       2,255,967
    Lite-on Technology Corp., GDR ....................             Computers & Peripherals                 174,624       2,360,653
                                                                                                                      ------------
                                                                                                                         4,616,620
                                                                                                                      ------------
    THAILAND 2.0%
    Airports of Thailand Public Co. Ltd., fgn. .......          Transportation Infrastructure            2,135,400       3,523,862
    BEC World Public Co. Ltd., fgn. ..................                      Media                        4,081,800       2,429,505
    Krung Thai Bank Public Co. Ltd., fgn. ............                Commercial Banks                  15,000,000       5,035,261
                                                                                                                      ------------
                                                                                                                        10,988,628
                                                                                                                      ------------
    UNITED KINGDOM 10.8%
    BAE Systems PLC ..................................               Aerospace & Defense                   925,737       7,718,494
    BP PLC ...........................................           Oil, Gas & Consumable Fuels               383,840       4,265,858
  b British Airways PLC ..............................                    Airlines                         214,800       2,218,947
    British Sky Broadcasting Group PLC ...............                      Media                          215,760       2,205,625


18 | Annual Report

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Cadbury Schweppes PLC ............................                  Food Products                      225,600    $  2,414,457
    GlaxoSmithKline PLC ..............................                 Pharmaceuticals                      90,900       2,392,508
    HSBC Holdings PLC ................................                Commercial Banks                     156,800       2,874,309
    National Grid PLC ................................                 Multi-Utilities                     148,743       2,148,270
    Royal Bank of Scotland Group PLC .................                Commercial Banks                     209,460       8,175,205
    Royal Dutch Shell PLC, A .........................           Oil, Gas & Consumable Fuels                21,030         741,765
    Royal Dutch Shell PLC, B .........................           Oil, Gas & Consumable Fuels               256,227       8,981,900
    Shire PLC ........................................                 Pharmaceuticals                     200,388       4,155,832
    Smiths Group PLC .................................            Industrial Conglomerates                 219,270       4,257,574
    Unilever PLC .....................................                  Food Products                      132,631       3,709,057
    Yell Group PLC ...................................                      Media                          292,700       3,267,291
                                                                                                                      ------------
                                                                                                                        59,527,092
                                                                                                                      ------------
    UNITED STATES 22.0%
    Abbott Laboratories ..............................                 Pharmaceuticals                     137,640       6,704,444
    American International Group Inc. ................                    Insurance                         75,162       5,386,109
    Aon Corp. ........................................                    Insurance                        152,920       5,404,193
    Applera Corp. - Applied Biosystems Group .........                  Biotechnology                       52,600       1,929,894
    AT&T Inc. ........................................     Diversified Telecommunication Services           75,190       2,688,043
  b BMC Software Inc. ................................                    Software                         236,790       7,624,638
  b Boston Scientific Corp. ..........................        Health Care Equipment & Supplies             343,350       5,898,753
    Bristol-Myers Squibb Co. .........................                 Pharmaceuticals                     146,600       3,858,512
  b Cadence Design Systems Inc. ......................                    Software                         133,000       2,382,030
    CIGNA Corp. ......................................        Health Care Providers & Services              31,500       4,144,455
  b The DIRECTV Group Inc. ...........................                      Media                          126,600       3,157,404
    El Paso Corp. ....................................           Oil, Gas & Consumable Fuels               171,300       2,617,464
    Electronic Data Systems Corp. ....................                   IT Services                        61,000       1,680,550
    H&R Block Inc. ...................................          Diversified Consumer Services               81,600       1,880,064
  b Interpublic Group of Cos. Inc. ...................                      Media                          169,100       2,069,784
  b Invitrogen Corp. .................................                  Biotechnology                       12,480         706,243
    Kraft Foods Inc., A ..............................                  Food Products                      103,000       3,677,100
    Kroger Co. .......................................            Food & Staples Retailing                 197,800       4,563,246
    Liz Claiborne Inc. ...............................        Textiles, Apparel & Luxury Goods              58,250       2,531,545
    Merck & Co. Inc. .................................                 Pharmaceuticals                     151,690       6,613,684
    Microsoft Corp. ..................................                    Software                         194,760       5,815,534
  b Millipore Corp. ..................................        Health Care Equipment & Supplies              44,700       2,977,020
    News Corp., A ....................................                      Media                          259,290       5,569,549
    OfficeMax Inc. ...................................                Specialty Retail                     127,100       6,310,515
    Pfizer Inc. ......................................                 Pharmaceuticals                     224,454       5,813,359
    Raytheon Co. .....................................               Aerospace & Defense                   109,520       5,782,656
    Target Corp. .....................................                Multiline Retail                      90,140       5,142,487
  b Tenet Healthcare Corp. ...........................        Health Care Providers & Services             191,800       1,336,846
    Time Warner Inc. .................................                      Media                          101,100       2,201,958
  b Viacom Inc., B ...................................                      Media                          118,180       4,848,925
                                                                                                                      ------------
                                                                                                                       121,317,004
                                                                                                                      ------------
    TOTAL COMMON STOCKS
      (COST $319,353,221) ............................                                                                 515,106,386
                                                                                                                      ------------


                                                              Annual Report | 19

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCKS (COST $2,238,485) 0.5%
    BRAZIL 0.5%
    Tele Norte Leste Participacoes SA, ADR, pfd. .....       Diversified Telecommunication Services        169,050    $  2,522,226
                                                                                                                      ------------
    TOTAL LONG TERM INVESTMENTS
      (COST $321,591,706) ............................                                                                 517,628,612
                                                                                                                      ------------

                                                                                                      ------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
                                                                                                      ------------
    SHORT TERM INVESTMENTS
      (COST $32,009,919) 5.8%
    UNITED STATES 5.8%
  c Federal Home Loan Bank, 1/02/07 ..................                                                $ 32,027,000      32,027,000
                                                                                                                      ------------
    TOTAL INVESTMENTS
      (COST $353,601,625) 99.6% ......................                                                                 549,655,612
    OTHER ASSETS, LESS LIABILITIES 0.4% ..............                                                                   2,285,272
                                                                                                                      ------------
    NET ASSETS 100.0% ................................                                                                $551,940,884
                                                                                                                      ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006 the value of these securities was $6,827,966, representing 1.24% of net assets.

b     Non-income producing for the twelve months ended December 31, 2006.

c     The security is traded on a discount basis with no stated coupon rate.


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Assets:
 Investments in securities:
  Cost .......................................................................    $353,601,625
                                                                                  ============
  Value ......................................................................    $549,655,612
 Cash ........................................................................          31,909
 Foreign currency, at value (cost $126,997) ..................................         136,900
 Receivables:
  Investment securities sold .................................................         157,277
  Capital shares sold ........................................................       3,421,725
  Dividends ..................................................................         533,018
                                                                                  ------------
        Total assets .........................................................     553,936,441
                                                                                  ------------
Liabilities:
 Payables:
  Capital shares redeemed ....................................................         766,246
  Affiliates .................................................................         724,745
 Deferred tax ................................................................         407,045
 Accrued expenses and other liabilities ......................................          97,521
                                                                                  ------------
        Total liabilities ....................................................       1,995,557
                                                                                  ------------
           Net assets, at value ..............................................    $551,940,884
                                                                                  ============
Net assets consist of:
 Paid-in capital .............................................................    $354,540,449
 Net unrealized appreciation (depreciation) ..................................     195,663,143
 Accumulated net realized gain (loss) ........................................       1,737,292
                                                                                  ------------
           Net assets, at value ..............................................    $551,940,884
                                                                                  ============
CLASS A:
 Net assets, at value ........................................................    $522,312,925
                                                                                  ============
 Shares outstanding ..........................................................      25,489,366
                                                                                  ============
 Net asset value per share a .................................................    $      20.49
                                                                                  ============
 Maximum offering price per share (net asset value per share / 94.25%) .......    $      21.74
                                                                                  ============
CLASS B:
 Net assets, at value ........................................................    $  2,872,738
                                                                                  ============
 Shares outstanding ..........................................................         141,627
                                                                                  ============
 Net asset value and maximum offering price per share a ......................    $      20.28
                                                                                  ============
CLASS C:
 Net assets, at value ........................................................    $ 26,755,221
                                                                                  ============
 Shares outstanding ..........................................................       1,323,961
                                                                                  ============
 Net asset value and maximum offering price per share a ......................    $      20.21
                                                                                  ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2006

Investment income:
 Dividends (net of foreign taxes of $757,424) ................................    $  9,385,341
 Interest ....................................................................         775,428
 Other income (Note 9) .......................................................          29,344
                                                                                  ------------
        Total investment income ..............................................      10,190,113
                                                                                  ------------
Expenses:
 Management fees (Note 3a) ...................................................       3,393,438
 Administrative fees (Note 3b) ...............................................         640,819
 Distribution fees (Note 3c)
  Class A ....................................................................       1,070,369
  Class B ....................................................................          24,018
  Class C ....................................................................         223,241
 Transfer agent fees (Note 3e) ...............................................         653,165
 Custodian fees (Note 4) .....................................................         122,527
 Reports to shareholders .....................................................          64,196
 Registration and filing fees ................................................          60,449
 Professional fees ...........................................................         114,318
 Trustees' fees and expenses .................................................         125,105
 Other .......................................................................          23,383
                                                                                  ------------
        Total expenses .......................................................       6,515,028
        Expense reductions (Note 4) ..........................................          (9,118)
                                                                                  ------------
           Net expenses ......................................................       6,505,910
                                                                                  ------------
              Net investment income ..........................................       3,684,203
                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ................................................................      17,064,804
  Foreign currency transactions ..............................................         (61,730)
                                                                                  ------------
           Net realized gain (loss) ..........................................      17,003,074
                                                                                  ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ................................................................      92,958,641
  Translation of assets and liabilities denominated in foreign currencies ....          23,108
 Change in deferred taxes on unrealized appreciation (depreciation) ..........        (399,249)
                                                                                  ------------
           Net change in unrealized appreciation (depreciation) ..............      92,582,500
                                                                                  ------------
Net realized and unrealized gain (loss) ......................................     109,585,574
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations ..............    $113,269,777
                                                                                  ============


22| The accompanying notes are an integral part of these financial statements.
  | Annual Report

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -----------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                                   2006            2005
                                                                                               -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................     $  3,684,203    $  4,440,805
  Net realized gain (loss) from investments and foreign currency transactions ............       17,003,074      21,170,137
  Net change in unrealized appreciation (depreciation) on investments, translation
    of assets and liabilities denominated in foreign currencies, and deferred taxes ......       92,582,500      19,980,629
                                                                                               ----------------------------
        Net increase (decrease) in net assets resulting from operations ..................      113,269,777      45,591,571
                                                                                               ----------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................................       (3,888,160)     (4,239,405)
   Class B ...............................................................................           (4,364)         (8,596)
   Class C ...............................................................................          (38,646)        (82,831)
  Net realized gains:
   Class A ...............................................................................      (19,334,717)    (12,925,594)
   Class B ...............................................................................         (111,318)        (71,145)
   Class C ...............................................................................       (1,018,893)       (660,020)
                                                                                               ----------------------------
 Total distributions to shareholders .....................................................      (24,396,098)    (17,987,591)
                                                                                               ----------------------------

 Capital share transactions: (Note 2)
   Class A ...............................................................................       59,758,279     (22,311,118)
   Class B ...............................................................................          331,813         (39,214)
   Class C ...............................................................................        3,272,814        (410,100)
                                                                                               ----------------------------
 Total capital share transactions ........................................................       63,362,906     (22,760,432)
                                                                                               ----------------------------

 Redemption fees .........................................................................            1,494             483
                                                                                               ----------------------------
   Net increase (decrease) in net assets .................................................      152,238,079       4,844,031
Net assets:
 Beginning of year .......................................................................      399,702,805     394,858,774
                                                                                               ----------------------------
 End of year .............................................................................     $551,940,884    $399,702,805
                                                                                               ============================
Undistributed net investment income included in net assets:
 End of year .............................................................................     $         --    $    269,798
                                                                                               ============================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company. The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of


24 | Annual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                              Annual Report | 25

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


26 | Annual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                           -------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                      2006                              2005
                                           -------------------------------------------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                           -------------------------------------------------------------
CLASS A SHARES:
   Shares sold ......................       6,166,758     $117,717,799        1,995,754     $ 32,683,752
   Shares issued in reinvestment
      of distributions ..............         974,897       19,144,130          867,284       14,519,798
   Shares redeemed ..................      (4,140,835)     (77,103,650)      (4,311,866)     (69,514,668)
                                           -------------------------------------------------------------
   Net increase (decrease) ..........       3,000,820     $ 59,758,279       (1,448,828)    $(22,311,118)
                                           =============================================================
CLASS B SHARES:
   Shares sold ......................          40,395     $    741,637           20,274     $    325,383
   Shares issued in reinvestment
      of distributions ..............           5,225          101,206            4,054           67,343
   Shares redeemed ..................         (27,966)        (511,030)         (26,452)        (431,940)
                                           -------------------------------------------------------------
   Net increase (decrease) ..........          17,654     $    331,813           (2,124)    $    (39,214)
                                           =============================================================
CLASS C SHARES:
   Shares sold ......................         288,639     $  5,318,944          137,498     $  2,198,786
   Shares issued in reinvestment
      of distributions ..............          47,750          920,326           40,531          670,773
   Shares redeemed ..................        (162,567)      (2,966,456)        (206,970)      (3,279,659)
                                           -------------------------------------------------------------
   Net increase (decrease) ..........         173,822     $  3,272,814          (28,941)    $   (410,100)
                                           =============================================================


                                                              Annual Report | 27

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
-------------------------------------------------------------------------------------------------
Templeton Investment Counsel, LLC (TIC)                               Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.750%               Up to and including $1 billion
      0.730%               Over $1 billion, up to and including $5 billion
      0.710%               Over $5 billion, up to and including $10 billion
      0.690%               Over $10 billion, up to and including $15 billion
      0.670%               Over $15 billion, up to and including $20 billion
      0.650%               In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.150%               Up to and including $200 million
      0.135%               Over $200 million, up to and including $700 million
      0.100%               Over $700 million, up to and including $1.2 billion
      0.075%               In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


28 | Annual Report

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the Fund's Class B, and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale, and distribution of the Fund's shares up to the maximum annual plan rate or each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ................................................................   0.25%
Class B ................................................................   1.00%
Class C ................................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .....................................    $104,864
Contingent deferred sales charges retained .........................    $  4,335

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $653,165, of which $368,151 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

                                                      --------------------------
                                                          2006          2005
                                                      --------------------------
Distributions paid from:
   Ordinary income ................................   $  5,620,848   $ 4,678,484
   Long term capital gain .........................     18,775,250    13,309,107
                                                      --------------------------
                                                      $ 24,396,098   $17,987,591
                                                      ==========================


                                                              Annual Report | 29

Templeton Global Opportunities Trust

5. INCOME TAXES (CONTINUED)

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

At December 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .............................   $ 353,601,625
                                                    =============

Unrealized appreciation .........................   $ 213,886,916
Unrealized depreciation .........................     (17,832,929)
                                                    -------------
Net unrealized appreciation  (depreciation) .....   $ 196,053,987
                                                    =============

Undistributed short term capital gains ..........   $     116,498
Undistributed long term capital gains ...........       1,620,794
                                                    -------------
Distributable earnings ..........................   $   1,737,292
                                                    =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2006, aggregated $62,199,405 and $41,559,193, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REORGANIZATION TO A DELAWARE STATUTORY TRUST

On February 28, 2006, the Board of Trustees approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would be reorganized and its domicile changed from a Massachusetts business trust to a Delaware statutory trust. On May 26. 2006, shareholders of the Fund approved the Agreement. The reorganization became effective on October 10, 2006.


30 | Annual Report

Templeton Global Opportunities Trust

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006, and is recorded as other income.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 31

Templeton Global Opportunities Trust

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


32 | Annual Report

Templeton Global Opportunities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL OPPORTUNITIES
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 22, 2007


                                                              Annual Report | 33

Templeton Global Opportunities Trust

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $15,267,902 as a long term capital gain dividend for the fiscal year ended December 31, 2006.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $1,796,904 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates 24.96% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $8,983,088 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $775,428 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006.

At December 31, 2006, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2006, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund to Class A, Class B, and Class C shareholders of record.


34 | Annual Report

Templeton Global Opportunities Trust

Record Date: 12/14/2006

--------------------------------------------------------------------------------
                                                CLASS A
                               FOREIGN TAX      FOREIGN            FOREIGN
                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Australia ..................     $0.0000        $0.0017            $0.0017
Belgium ....................      0.0004         0.0013             0.0013
Bermuda ....................      0.0000         0.0038             0.0038
Canada .....................      0.0003         0.0008             0.0008
China ......................      0.0000         0.0131             0.0026
France .....................      0.0041         0.0150             0.0150
Germany ....................      0.0035         0.0138             0.0138
Guernsey Islands ...........      0.0000         0.0003             0.0000
Hong Kong ..................      0.0000         0.0058             0.0000
India ......................      0.0000         0.0020             0.0020
Italy ......................      0.0022         0.0072             0.0072
Japan ......................      0.0012         0.0083             0.0083
Mexico .....................      0.0000         0.0081             0.0081
Netherlands ................      0.0026         0.0079             0.0079
New Zealand ................      0.0006         0.0021             0.0021
Singapore ..................      0.0000         0.0014             0.0000
South Korea ................      0.0018         0.0052             0.0049
Spain ......................      0.0040         0.0132             0.0132
Sweden .....................      0.0015         0.0048             0.0048
Switzerland ................      0.0030         0.0091             0.0091
Taiwan .....................      0.0022         0.0052             0.0028
Thailand ...................      0.0020         0.0099             0.0099
United Kingdom .............      0.0000         0.0268             0.0259
                               -------------------------------------------------
TOTAL ......................     $0.0294        $0.1668            $0.1452
                               =================================================

--------------------------------------------------------------------------------
                                                CLASS B
                               FOREIGN TAX      FOREIGN            FOREIGN
                                   PAID      SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Australia ..................     $0.0000        $0.0008            $0.0008
Belgium ....................      0.0004         0.0006             0.0006
Bermuda ....................      0.0000         0.0018             0.0018
Canada .....................      0.0003         0.0004             0.0004
China ......................      0.0000         0.0060             0.0012
France .....................      0.0041         0.0070             0.0070
Germany ....................      0.0035         0.0064             0.0064
Guernsey Islands ...........      0.0000         0.0002             0.0000
Hong Kong ..................      0.0000         0.0027             0.0000
India ......................      0.0000         0.0009             0.0009
Italy ......................      0.0022         0.0033             0.0033
Japan ......................      0.0012         0.0038             0.0038
Mexico .....................      0.0000         0.0037             0.0037
Netherlands ................      0.0026         0.0037             0.0037
New Zealand ................      0.0006         0.0010             0.0010
Singapore ..................      0.0000         0.0007             0.0000
South Korea ................      0.0018         0.0024             0.0022
Spain ......................      0.0040         0.0061             0.0061
Sweden .....................      0.0015         0.0022             0.0022
Switzerland ................      0.0030         0.0042             0.0042
Taiwan .....................      0.0022         0.0024             0.0013
Thailand ...................      0.0020         0.0046             0.0046
United Kingdom .............      0.0000         0.0124             0.0120
                               -------------------------------------------------
TOTAL ......................     $0.0294        $0.0773            $0.0672
                               =================================================


                                                              Annual Report | 35

Templeton Global Opportunities Trust

--------------------------------------------------------------------------------
                                                CLASS C
                               FOREIGN TAX      FOREIGN            FOREIGN
                                  PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                         PER SHARE      PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Australia ..................     $0.0000        $0.0008            $0.0008
Belgium ....................      0.0004         0.0006             0.0006
Bermuda ....................      0.0000         0.0017             0.0017
Canada .....................      0.0003         0.0004             0.0004
China ......................      0.0000         0.0060             0.0012
France .....................      0.0041         0.0069             0.0069
Germany ....................      0.0035         0.0063             0.0063
Guernsey Islands ...........      0.0000         0.0002             0.0000
Hong Kong ..................      0.0000         0.0027             0.0000
India ......................      0.0000         0.0009             0.0009
Italy ......................      0.0022         0.0033             0.0033
Japan ......................      0.0012         0.0038             0.0038
Mexico .....................      0.0000         0.0037             0.0037
Netherlands ................      0.0026         0.0036             0.0036
New Zealand ................      0.0006         0.0010             0.0010
Singapore ..................      0.0000         0.0007             0.0000
South Korea ................      0.0018         0.0024             0.0022
Spain ......................      0.0040         0.0061             0.0061
Sweden .....................      0.0015         0.0022             0.0022
Switzerland ................      0.0030         0.0042             0.0042
Taiwan .....................      0.0022         0.0024             0.0013
Thailand ...................      0.0020         0.0045             0.0045
United Kingdom .............      0.0000         0.0123             0.0119
                               -------------------------------------------------
TOTAL ......................     $0.0294        $0.0767            $0.0666
                               =================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1


36 | Annual Report

Templeton Global Opportunities Trust

In January 2007, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2006. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2006 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                                                              Annual Report | 37

Templeton Global Opportunities Trust

MEETING OF SHAREHOLDERS, MAY 26, 2006

A meeting of Shareholders of the Trust was held at the Trust's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida on May 26, 2006. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, to approve amendments to certain of the Trust's fundamental investment restrictions (including eight Sub-Proposals), and to approve the elimination of certain of the Trust's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Frank J. Crothers, S. Joseph Fortunato, Edith E. Holiday, Gordon S. Macklin, David W. Niemiec, Frank A. Olson, Larry D. Thompson, Constantine D. Tseretopoulos and Robert E. Wade. Prior to December 31, 2006, S. Joseph Fortunato and Gordon S. Macklin ceased to be Trustees of the Trust. Charles B. Johnson and Rupert H. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Trust's fundamental investment restrictions (including eight Sub-Proposals), and the elimination of certain of the Trust's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

----------------------------------------------------------------------------------------------------------
                                                   % OF        % OF                      % OF        % OF
                                                OUTSTANDING    VOTED                  OUTSTANDING   VOTED
          NAME                      FOR           SHARES      SHARES      WITHHELD      SHARES      SHARES
----------------------------------------------------------------------------------------------------------
Harris J. Ashton               11,420,585.107     48.799%     95.320%   560,727.714      2.396%     4.680%
Frank J. Crothers              11,425,202.765     48.819%     95.359%   556,110.056      2.376%     4.641%
S. Joseph Fortunato            11,410,610.334     48.756%     95.237%   570,702.487      2.439%     4.763%
Edith E. Holiday               11,426,876.807     48.826%     95.372%   554,436.014      2.369%     4.628%
Charles B. Johnson             11,423,515.850     48.812%     95.344%   557,796.971      2.383%     4.656%
Rupert H. Johnson, Jr.         11,419,916.337     48.796%     95.314%   561,396.484      2.399%     4.686%
Gordon S. Macklin              11,403,111.400     48.724%     95.174%   578,201.421      2.471%     4.826%
David W. Niemiec               11,415,206.275     48.776%     95.275%   566,106.546      2.419%     4.725%
Frank A. Olson                 11,409,335.018     48.751%     95.226%   571,977.803      2.444%     4.774%
Larry D. Thompson              11,410,427.763     48.756%     95.235%   570,885.058      2.439%     4.765%
Constantine D. Tseretopoulos   11,427,744.405     48.830%     95.380%   553,568.416      2.365%     4.620%
Robert E. Wade                 11,420,105.527     48.797%     95.316%   561,207.294      2.398%     4.684%


38 | Annual Report

Templeton Global Opportunities Trust

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

-------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING     VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,453,498.143     36.121%      70.556%
Against                                     322,341.507      1.377%       2.690%
Abstain                                     531,325.171      2.270%       4.435%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821      51.195%    100.000%

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes eight Sub-Proposals):

(a) To amend the Trust's fundamental investment restriction regarding borrowing:

-------------------------------------------------------------------------------
                                                             % OF        % OF
                                                          OUTSTANDING    VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,176,320.735     34.937%      68.242%
Against                                     545,150.540      2.329%       4.550%
Abstain                                     585,693.546      2.503%       4.888%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%

(b) To amend the Trust's fundamental investment restriction regarding underwriting:

-------------------------------------------------------------------------------
                                                             % OF        % OF
                                                          OUTSTANDING    VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,226,551.916     35.151%      68.662%
Against                                     463,987.319      1.983%       3.873%
Abstain                                     616,625.586      2.635%       5.147%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%

(c) To amend the Trust's fundamental investment restriction regarding lending:

-------------------------------------------------------------------------------
                                                             % OF        % OF
                                                          OUTSTANDING    VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,127,908.841     34.730%      67.838%
Against                                     577,659.344      2.468%       4.821%
Abstain                                     601,596.636      2.571%       5.021%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%


                                                              Annual Report | 39

Templeton Global Opportunities Trust

(d) To amend the Trust's fundamental investment restriction regarding investments in real estate:

-------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING     VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,208,410.778     35.074%      68.510%
Against                                     503,973.474      2.153%       4.206%
Abstain                                     594,780.569      2.541%       4.964%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%

(e) To amend the Trust's fundamental investment restriction regarding investments in commodities:

-------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING     VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,126,992.333     34.726%      67.831%
Against                                     571,553.586      2.442%       4.770%
Abstain                                     608,618.902      2.601%       5.080%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%

(f) To amend the Trust's fundamental investment restriction regarding issuing senior securities:

-------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING     VOTED
                                           SHARES VOTED     SHARES       SHARES
-------------------------------------------------------------------------------
For                                       8,172,553.137     34.920%      68.211%
Against                                     531,236.769      2.270%       4.434%
Abstain                                     603,374.915      2.578%       5.036%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%

(g) To amend the Trust's fundamental investment restriction regarding industry concentration:

-------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING     VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,196,101.492     35.021%      68.407%
Against                                     507,206.145      2.167%       4.233%
Abstain                                     603,857.184      2.580%       5.040%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%


40 | Annual Report

Templeton Global Opportunities Trust

(h) To amend the Trust's fundamental investment restriction regarding diversification of investments:

-------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING     VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,249,828.217     35.251%      68.856%
Against                                     455,552.339      1.947%       3.802%
Abstain                                     601,784.265      2.571%       5.023%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%

Proposal 4: To approve the elimination of certain of the Trust's fundamental investment restrictions:

-------------------------------------------------------------------------------
                                                             % OF         % OF
                                                          OUTSTANDING     VOTED
                                           SHARES VOTED      SHARES      SHARES
-------------------------------------------------------------------------------
For                                       8,102,303.291     34.620%      67.625%
Against                                     574,313.559      2.454%       4.793%
Abstain                                     630,547.971      2.694%       5.263%
Broker Non-votes                          2,674,148.000     11.426%      22.319%
-------------------------------------------------------------------------------
TOTAL                                    11,981,312.821     51.195%     100.000%


                                                              Annual Report | 41

Templeton Global Opportunities Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member will serve until that person's successor is appointed and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee           Since 1992        142                         Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                         company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)       Trustee           Since 1989        20                          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power Company
Ltd.; and director of various other business and nonprofit organizations and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
(1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee           Since 1996        143                         Director, Hess Corporation (formerly
500 East Broward Blvd.                                                                         Amerada Hess Corporation) (explo-
Suite 2100                                                                                     ration and refining of oil and gas),
Fort Lauderdale, FL 33394-3091                                                                 H.J. Heinz Company (processed foods
                                                                                               and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad) and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


42 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)        Trustee           Since 2005        20                          Director, Emeritus Corporation
500 East Broward Blvd.                                                                         (assisted living) and OSI
Suite 2100                                                                                     Pharmaceuticals, Inc. (pharmaceutical
Fort Lauderdale, FL 33394-3091                                                                 products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc.
(investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)          Trustee           Since 2003        103                         Director, Hess Corporation (formerly
500 East Broward Blvd.                                                                         Amerada Hess Corporation) (explo-
Suite 2100                                                                                     ration and refining of oil and gas)
Fort Lauderdale, FL 33394-3091                                                                 and Sentient Jet (private jet
                                                                                               service); and FORMERLY, Director,
                                                                                               Becton Dickinson and Company (medical
                                                                                               technology), Cooper Industries, Inc.
                                                                                               (electrical products and tools and
                                                                                               hardware), Health Net, Inc. (formerly
                                                                                               Foundation Health) (integrated
                                                                                               managed care), The Hertz Corporation
                                                                                               (car rental), Pacific Southwest
                                                                                               Airlines, The RCA Corporation, Unicom
                                                                                               (formerly Commonwealth Edison), UAL
                                                                                               Corporation (airlines) and White
                                                                                               Mountains Insurance Group, Ltd.
                                                                                               (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)       Trustee           May 2006          20                          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS   Trustee           Since 1989        20                          None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (1946)          Trustee           Since May 2006    30                          Director, El Oro and Exploration Co.,
500 East Broward Blvd.                                                                         p.l.c. (investments) and ARC Wireless
Suite 2100                                                                                     Solutions, Inc. (wireless components
Fort Lauderdale, FL 33394-3091                                                                 and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)    Trustee,          Trustee and       142                         None
One Franklin Parkway           Chairman of       Chairman of
San Mateo, CA 94403-1906       the Board and     the Board
                               Vice President    since 1995 and
                                                 Vice President
                                                 since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.       Trustee and       Trustee since     126                         None
(1940)                         Vice President    1996 and Vice
One Franklin Parkway                             President
San Mateo, CA 94403-1906                         since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)          Chief             Chief             Not Applicable              Not Applicable
One Franklin Parkway           Compliance        Compliance
San Mateo, CA 94403-1906       Officer and       Officer since
                               Vice              2004 and Vice
                               President -       President -
                               AML Compliance    AML Compliance
                                                 since February
                                                 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)      President         Since 2005        Not Applicable              Not Applicable
P.O. Box N-7759                and Chief
Lyford Cay, Nassau, Bahamas    Executive
                               Officer -
                               Investment
                               Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)        Senior Vice       Since 2002        Not Applicable              Not Applicable
500 East Broward Blvd.         President and
Suite 2100                     Chief
Fort Lauderdale, FL 33394-3091 Executive
                               Officer -
                               Finance and
                               Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)           Vice President    Since 2000        Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)        Vice President    Since 2000        Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton
Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services,
Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow,
U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)             Vice President    Since 1994        Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)      Secretary         Since 2004        Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Assistant Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International
of the South; and officer of 14 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 45

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)       Treasurer         Since 2004        Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)           Vice President    Since 2005        Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)         Chief Financial   Since 2004        Not Applicable              Not Applicable
500 East Broward Blvd.         Officer and
Suite 2100                     Chief Accounting
Fort Lauderdale, FL 33394-3091 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to December 31, 2006, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE TRUST TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF HESS CORPORATION (FORMERLY, AMERADA HESS CORPORATION), A FORMER DIRECTOR AND AUDIT COMMITTEE MEMBER OF WHITE MOUNTAINS INSURANCE GROUP, LTD. AND FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


46 | Annual Report

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 47

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                             Michigan 7
Arizona                             Minnesota 7
California 8                        Missouri
Colorado                            New Jersey
Connecticut                         New York 8
Florida 8                           North Carolina
Georgia                             Ohio 7
Kentucky                            Oregon
Louisiana                           Pennsylvania
Maryland                            Tennessee
Massachusetts 7                     Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/07


                                                   Not part of the annual report

     [LOGO](R)                  One Franklin Parkway
FRANKLIN TEMPLETON              San Mateo, CA 94403-1906
    INVESTMENTS

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

415 A2006 02/07

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $30,856 for the fiscal year ended December 31, 2006 and $26,454 for the fiscal year ended December 31, 2005.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $236 for the fiscal year ended December 31, 2006 and $0 for the fiscal year ended December 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $175,625 for the fiscal year ended December 31, 2006 and $4,500 for the fiscal year ended December 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i)    pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,861 for the fiscal year ended December 31, 2006 and $4,500 for the fiscal year ended December 31, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.   N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007



By /s/GALEN G. VETTER
   ------------------
Galen G. Vetter
Chief Financial Officer
Date  February 27, 2007